Revenue	12 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Revenue
5.	Revenue
	2025 $’000	2024 $’000	2023 $’000
Sales revenue from contracts with customers	230,165	254,597	–
Other revenue (1)	(6,800)	(53,724)	–
Total revenue (2)	223,365	200,873	–

(1)	Other revenue relates predominantly to provisional pricing adjustments recognised at fair value.
(2)	Revenue relates solely to the sale of spodumene concentrate from North American Lithium. Refer to Note 5 (b) for a disaggregation of revenue by primary geographical market.

Recognition and measurement

The Group generates revenue primarily from the production and sale of spodumene concentrate. Revenue from the sale of goods is recognised at the point in time in which control of the product passes to the customer based upon agreed delivery terms. In most instances, control passes when the product is loaded onto the vessel and the bill of lading is received, or the product is delivered to a destination specified by the customer. In cases where control of the product is transferred to the customer before shipping takes place, revenue is recognised when the customer has formally acknowledged their legal ownership of the product, which includes all inherent risks associated with control of the product.

The amount of revenue recognised reflects the consideration which the Group expects to be entitled in exchange for transferring the goods to the customer. In some instances, the amount of revenue to be received is provisionally priced and recognised at the estimate of the consideration receivable that is highly probable of not reversing by reference to the relevant contractual price and the estimated product specifications. Provisionally priced sales are subsequently repriced at each reporting period up until when final pricing and settlement is confirmed, with revenue adjustments relating to the quantity and quality of goods sold being recognised in sales revenue.

Provisionally priced sales in which final pricing is referenced to a relevant index include an embedded commodity derivative. The embedded derivative is carried at fair value through profit or loss and presented as part of trade payables or receivables. The period between provisional pricing and final invoicing is typically between 60 and 120 days, with invoices payable on terms of up to 30 days.

(a)	Provisional pricing adjustments

The Group’s sales contracts may provide for provisional pricing of sales at the time the product is delivered to the vessel, with final pricing determined using a relevant index price on or after the vessel’s arrival at the port of discharge. This provisional pricing relates to the quantity and quality of the commodity sold, which is included in sales revenue, and an embedded derivative relating to the price of the commodity sold. Provisional pricing adjustments relating to the embedded derivative are separately identified as movements in the financial instrument rather than being included within sales revenue. The pricing adjustment mechanism is separated from the host contract and recognised at fair value through profit or loss in accordance with IFRS 9 Financial Instruments. These amounts are disclosed separately as provisional pricing adjustments within other revenue rather than being included within sales revenue.

Key judgements and estimates

Estimating variable consideration

Revenue is measured at the fair value of the consideration received or receivable. The Group recognises revenue when the amount of revenue can be reliably measured, it is probable that future economic benefits will flow to the entity and specific criteria have been met for each of the Group’s performance obligations.

Judgement is exercised in estimating variable consideration. This is determined by past experience with respect to returned goods where the customer maintains a right of return pursuant to the customer contract or where the sale of goods or services has a variable component. Revenue will only be recognised to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised under the contract will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

(b)	Disaggregation of revenue from contracts with customers

The following table disaggregates revenue from contracts with customers by primary geographical market:

	2025 $’000	2024 $’000	2023 $’000
Primary geographical markets (1)
China	213,062	197,666	–
United States of America	10,303	3,207	–
	223,365	200,873	–

(1)	Revenue is primarily presented by the geographical destination of the product.

(c)	Contract balances

The following table provides information about receivables and contract liabilities relating to contracts with customers:

	2025 $’000	2024 $’000
Receivables, which are included in ‘Trade and other receivables’	23,053	9,208
Contract liabilities, which are included in ‘Interest bearing liabilities’ (1)	44,955	–

(1)	Refer to Note 19 (a) for further details.